S000019844 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	531 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Variable Portfolio - Disciplined Core Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	14.49%	14.02%	13.45%
Performance Inception Date					Oct. 13, 1981
Columbia Variable Portfolio - Disciplined Core Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.63%	14.16%	13.59%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Disciplined Core Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	13.87%	13.31%
Performance Inception Date				May 03, 2010